Stock-Based Compensation - Summary of Total Stock-based Compensation Expense by Function (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 7,716	$ 141	$ 11,835	$ 482	$ 400	$ 200
Sales and Distribution Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,617	5	2,533	11
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	1,327	8	1,878	21
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	$ 4,772	$ 128	$ 7,424	$ 450